Share capital (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Summary of Detailed Information About Stock Options Outstanding
A summary of outstanding stock options is as follows:

	Number of stock option s	Exercise price
		$
Expiration dates
September 11, 2022	10,000	0.65
April 10, 2023	20,000	0.65
April 10, 2023	6,656	14.45
April 1, 2024	8,500	14.45
July 17, 2024	31,680	14.45
December 16, 2029	2,500	42.75
April 21, 2030	12,000	42.75
July 19, 2030	12,000	42.75
November 30, 2030	16,000	85.94
February 11, 2031	15,750	85.94

	135,086

A summary of outstanding stock options is as follows:

	Number of stock options	Exercise price
		$
Expiration dates
September 11, 2022	30,000	0.61
April 10, 2023	20,000	0.61
April 10, 2023	8,320	13.54
April 1, 2024	8,500	13.54
July 17, 2024	33,180	13.54

	Number of stock options	Exercise price
		$
December 16, 2029	2,500	40.05
April 21, 2030	16,500	40.05
July 19, 2030	14,500	40.05

	133,500

Summary of Detailed Information About Assumptions Used in Stock Option Pricing Model	The assumptions used in the stock option pricing model were as follows:

Risk free interest rate	0.46%
Expected life of options	10 years
Expected dividend yield	0.0%
Expected stock price volatility	65%
Expected forfeiture rate	0.0%
The assumptions used in the stock option pricing model were as follows:

Risk free interest rate	0.35 – 0.45%
Expected life of options	10 years
Expected dividend yield	0.0%
Expected stock price volatility	65%
Expected forfeiture rate	0.0%

Long Term Incentive Plan [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Summary of Detailed Information About Stock Option Activity
A summary of activity under the Plan and the LTIP is as follows:

	Number of stock options	Weighted average exercise price per stock option
Balance – October 31, 2020	133,500	15.35
Granted	31,750	85.29
Exercised	(25,664)	6.59
Forfeited	(4,500)	42.43

Balance – July 31 , 2021	135,086	33.74

A summary of activity under the Plan and the LTIP is as follows:

	Number of stock options	Weighted average exercise price per stock option
		$
Balance – October 31, 2017	30,000	0.63
Granted	28,320	4.56

Balance – October 31, 2018	58,320	2.49
Granted	41,680	13.57

Balance – October 31, 2019	100,000	7.14
Granted	33,500	39.66

Balance – October 31, 2020	133,500	15.35